Loans And Borrowings - Schedule of non-current loans and borrowings (Detail) - CNY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of non-current loans and borrowings [line items]
Total	¥ 122,666	¥ 132,479
Tangguh LNG Project [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate basis	LIBOR	LIBOR
Final maturity	Through to 2021	Through to 2021
Loans	¥ 194	¥ 305
Tangguh LNG Project [member] | Minimum [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate, adjustment to LIBOR	0.19%	0.19%
Tangguh LNG Project [member] | Maximum [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate, adjustment to LIBOR	0.335%	0.335%
Third LNG process train of Tangguh LNG Project [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate basis	LIBOR	LIBOR
Final maturity	Through to 2021 to 2029	Through to 2021 to 2029
Loans	¥ 2,072	¥ 1,618
Third LNG process train of Tangguh LNG Project [member] | Minimum [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate, adjustment to LIBOR	1.37%	1.37%
Third LNG process train of Tangguh LNG Project [member] | Maximum [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate, adjustment to LIBOR	3.45%	3.45%
Notes [member]
Disclosure of non-current loans and borrowings [line items]
Notes	¥ 120,400	¥ 130,556